Document and Entity Information	Sep. 11, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 11, 2025
Entity Registrant Name	KALVISTA PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36830
Entity Tax Identification Number	20-0915291
Entity Address Address Line 1	200 Crossing Boulevard
Entity Address City Or Town	Framingham
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01702
City Area Code	857
Local Phone Number	999-0075
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	KALV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001348911
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	55 Cambridge Parkway
Entity Address Address Line 2	Suite 901E
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02142